Financial instruments - valuation - Level 3 Sensitivities of Assets (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Fair value of assets
Assets	£ 2,718	£ 3,300
Loans
Fair value of assets
Assets	274	120
Securities
Fair value of assets
Assets	342	701
Loans
Fair value of assets
Assets	63	136
Securities
Fair value of assets
Assets	444	507
Recurring
Fair value of assets
Assets	2,718	3,300	£ 3,129	£ 3,222
Sensitivity favourable	280	230
Sensitivity unfavourable	(260)	(220)
Recurring | Loans
Fair value of assets
Assets	274	120
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring | Securities
Fair value of assets
Assets	342	701
Sensitivity favourable	10	20
Sensitivity unfavourable		(10)
Recurring | Interest rate
Fair value of assets
Assets	1,326	1,487
Sensitivity favourable	200	120
Sensitivity unfavourable	(200)	(120)
Recurring | Foreign exchange
Fair value of assets
Assets	123	130
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring | Other
Fair value of assets
Assets	146	219
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(20)
Recurring | Loans
Fair value of assets
Assets	63	136
Sensitivity favourable		10
Sensitivity unfavourable		(20)
Recurring | Securities
Fair value of assets
Assets	444	507
Sensitivity favourable	40	50
Sensitivity unfavourable	£ (30)	£ (30)